APPENDIX I

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.


1.	Name and address of issuer:

	     Manor Investment Funds
	     15 Chester Commons
	     Malvern, PA  19355


2.	The name of each series or class of securities for which this
             Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but
             do not list series or classes):   [  X   ]

	     Manor Investment Funds


3.	Investment Company Act File Number:
	     811 - 09134
	Securities Act File Number:
	      33 - 99520


4 (a).	Last day of fiscal year for which this Form is filed:
	     12/31/2002



4 (b).	[   ]  Check box if this Form is being filed late (i.e., more
               than 90 calendar days after the end of the issuer's fiscal year).
               (See Instruction A.2)
	        Note: if the Form is being filed late, interest must be paid on the registration fee due.


4 (c).	[   ]  Check box if this is the last time the issuer will be filing this
               Form.








SEC2393 (9-97)


5.	Calculation of registration fee:
	(I)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):	$  3,120,972.47

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:            $  2,068,226.78

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:	$  -0-

	(iv)	Total available redemption credits
                [add items 5(ii) and 5(iii)]:	               $  2,068,226.78

	(v)	Net sales--if Item 5 (i) is greater than Item 5(iv)
		[subtract Item 5 (iv) from Item 5 (i)]:	       $  1,052,745.69

	(vi)	Redemption credits available for use in future years
		---if Item 5 (I) is less than Item 5 (iv) [subtract Item5
                (iv) from Item 5 (I)]:                                $  -0-

	(vii)	Multiplier for determining registration fee (see
		instruction C.9):	                    x 0.00809%

	(viii)	Registration fee due [multiply Item 5 (v) by Item
		5 (vii)] (enter "0" if no fee is due):	         = $    85.17

6.	Prepaid Shares

	If the response to Item 5 (i) was determined by deducting an amount
        of securities that were	registered under the Securities Act of 1933
        pursuant to rule 24e-2 as in effect before October 11,1997, then report the amount of securities (number of shares or other units)
        deducted here:      -0-      .  If there is a number of shares or
        other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years,
        then state that number here:       -0-     .

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$__________

8.	Total of the amount of the registration fee due plus any interest
        due [line 5 (viii) plus line 7]:                     =    $    85.17

9.	Date the registration fee and any interest payment was sent to the
        Commission's lockbox depository:  3/18/03

	    Method of Delivery:      [    ]  Wire Transfer
                                   [   X    ]  Mail or other means





SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.




By (Signature and Title)* _________________________________________________
			     Daniel A. Morris,     President



Date _________________________________


*Please print the name and title of the signing officer below the signature.